Related Party Transactions - Schedule of Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Compensation [Abstract]
Salaries and Pension costs	$ 1,951	$ 2,537	$ 2,210
Share-based compensation expenses	1,117	1,561	2,754
Total	$ 3,068	$ 4,098	$ 4,964